Taxes - Income tax - Current tax by geographical area or by tax group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	€ (750)	€ 1,245	€ (1,093)
Adjustments for current tax of prior periods	0	2,246
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(129)	1,801	(559)
Adjustments for current tax of prior periods		2,246
Current tax	(129)	(444)	(559)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(420)	(343)	(294)
Current tax	(420)	(343)	(294)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(76)	(75)	(66)
Current tax	(76)	(75)	(66)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	0	(40)	(84)
Current tax	0	(40)	(84)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(125)	(99)	(89)
Current tax	€ (125)	€ (99)	€ (89)